INCOME TAXES - Components of Earnings before Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 25, 2021	Dec. 26, 2020
Components of earnings before income taxes [Abstract]
U.S.	$ 876,071	$ 645,316	$ 308,167
Foreign	58,745	81,020	32,816
Total.	$ 934,816	$ 726,336	$ 340,983